CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation Adjustments [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 60		$ 114,979		$ (9)	$ (107,260)	$ 7,770
Profit Loss for the period						(22,149)	(22,149)
Other comprehensive income (loss)					(29)		(29)
Total comprehensive income (loss)					(29)	(22,149)	(22,178)
Exercise of options		[1]	7				7
Issuance of ordinary shares, net of issuance expenses	15		22,643				22,658
Share-based compensation			1,363				1,363
Balance at Dec. 31, 2017	75		138,992		(38)	(129,409)	9,620
Cumulative effect adjustment on accumulated deficit as a result of adopting new standard						(249)	(249)
Balance at Dec. 31, 2017	75		138,992		(38)	(129,658)	9,371
Profit Loss for the period						(1,057)	(1,057)
Other comprehensive income (loss)					13		13
Total comprehensive income (loss)					13	1,057	(1,044)
Exercise of options		[1]		[1]				[1]
Share-based compensation			645				645
Balance at Dec. 31, 2018	75		139,637		(25)	(130,715)	8,972
Profit Loss for the period						4,955	4,955
Other comprehensive income (loss)					8		8
Total comprehensive income (loss)					8	4,955	4,963
Exercise of options		[1]						[1]
Share-based compensation			1,234				1,234
Balance at Dec. 31, 2019	$ 75		$ 140,871		$ (17)	$ (125,760)	$ 15,169

[1]	Represents an amount lower than $1.